January 9, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                          Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Titan Financial Services Fund series of the Registrant for the six month period ended October 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                          Titan Financial Services Fund
                               Semi-Annual Report

                                October 31, 1997

                         TITAN INVESTMENT ADVISORS, LLC

                          Titan Financial Services Fund
            9672 Pennsylvania Avenue o Upper Marlboro, Maryland 20772
                            Telephone: 301 o 599-7528
                         Gilbert R. Giordano, President


November 30, 1997

Dear Fellow Shareholder,

      The Titan Investment Advisors, LLC, are pleased with the Fund's results thus far. On October 22, 1997, we reached a record-high of $17.43 and have since pulled back slightly due to weakness in the stock market. A correction was anticipated and, by the end of October, a very sharp drop of all the major indexes occurred, with the Dow and the NASDAQ decreasing over 7.0%. We had a strong recovery on the final day of October and closed at $16.73. Since that time, we have improved substantially.

      From the time of our opening, on May 22, 1996 net asset value has increased from $10.00 to a level of $17.12 as of November 28, 1997. This represents an appreciation of 71.20%. The cumulative total return from inception through November 28, 1997, including reinvested distributions, was 72.12%.(1)

      We are very proud of our performance, which has been particularly good in a challenging market. We outperfomed all the major indexes including the Dow, S&P, and the NASDAQ. We think this period supports our view that the small cap bank stocks are a relatively safe haven during a down market, while appreciating significantly in resurgent markets. We have assiduously kept to our commitment to be at least 65% invested in bank stocks and financial institutions such as brokerage firms and insurance companies. Indeed, we are presently over 95% invested in banks and other financial service companies.

      We were able to use the period of downward movement in late October as an opportunity to buy depressed stocks which presently represent some of our most successful choices. During the past quarter, we added to our positions in the broker stocks; particularly Bear Stearns, Raymond James Financial, and Donaldson, Lufkin & Jenrette. We are pleased to announce that we had five recent mergers relative to our bank holdings: Peoples Bancshares, Branford Savings, Norwich Savings Bank, First United Bank of Florida, and Somerset Savings Bank.

      From time to time, we also purchase non-financial institutions when we see an opportunity, such as when we believe a stock of high quality is unfairly driven down or is not performing on the financial markets consistent with its merits. This has permitted us to pick up such stocks as Outback Steakhouse and Boeing, which have performed well in our portfolio so far.

                          Titan Financial Services Fund

      We anticipate that the appreciation of bank stocks and particularly small-sized bank stocks will outperform the market in the foreseeable future (at least for the next several years). We are very enthusiastic about our performance thus far. One feature of our Fund that we think makes it unique is that we are heavily invested in it ourselves. We participate in the Fund's gains or losses along with our fellow investors.

      We are looking forward to the next six months with the confidence that comes from weathering a particularly difficult market and outperforming all the major indexes during that time. We also look forward to justifying your confidence in us, which we will try to deserve.

Very truly yours,


/s/
Gilbert R. Giordano
President
Titan Investment Advisors, LLC




    (1) The average  annual total return for the year ended  September 30, 1997,
and  from  inception   through  September  30,  1997,  was  57.11%  and  47.19%,
respectively.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aerospace/Defense: 0.6%
       2,000         The Boeing Company......................................................             $ 95,750
                                                                                                          --------

                     Banks: 36.2%
       4,000         Arrow Financial Corp....................................................              136,000
       2,000         Atlantic Bank and Trust Company*........................................               30,500
       1,000         Bancorp Connecticut, Inc................................................               37,750
       2,000         Bank of Amador*.........................................................               21,250
      24,250         Bank of Los Angeles*....................................................              321,313
       1,700         Bank of Montreal, ADR...................................................               73,312
       3,160         Bankers Trust New York Corp.**..........................................              372,880
       1,000         Beverly Bancorporation, Inc.............................................               22,750
       1,000         Cape Cod Bank & Trust Company...........................................               36,500
       1,000         Capital City Bank Group, Inc............................................               35,000
       4,000         Cathay Bancorp Inc......................................................              132,000
       3,885         Civic BanCorp California*...............................................               64,103
       3,000         Community First Bankshares, Inc.........................................              143,250
      12,000         Comstock Bank, Carson City, Nevada*.....................................              105,000
       2,000         Corporacion Bancaria de Espana S.A., ADR................................               54,625
       3,000         Corus Bankshares, Inc...................................................              105,000
       3,000         Fidelity National Corp..................................................               27,750
       1,000         First Commerce Bancshares, Inc., Class A................................               23,000
       1,200         First Commercial Bancorp, Inc...........................................               17,100
       1,000         First Oak Brook Bancshares, Inc., Class A...............................               37,000
      11,000         First Regional Bancorp*.................................................               92,125
       6,066         First Security Corp.....................................................              175,914
       2,700         First Southern Bancshares, Inc..........................................               39,150
       4,500         Firstbank Puerto Rico...................................................              151,313
       6,050         FNB Corp................................................................              201,163
       3,000         FNB Rochester Corp......................................................               54,375
       9,300         Hibernia Corp., Class A.................................................              165,656
       3,000         Imperial Bancorp*.......................................................              130,875
       6,400         Magna Group, Inc........................................................              252,800
       4,000         Mahaska Investment Company..............................................              120,000
       2,000         National Bank of Canada, ADR............................................               28,601
       6,100         National City Bancorporation*...........................................              176,900
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks, continued
       3,000         New England Community Bancorp, Inc., Class A............................             $ 69,000
       5,600         New Milford Bank and Trust Company......................................               91,000
       1,000         Orange National Bancorp.................................................               24,000
       2,000         Pacific Bank N.A........................................................               79,500
         200         Park National Corp......................................................               17,175
      11,000         Patriot National Bank*..................................................               75,625
       1,000         PNC Bank Corp...........................................................               47,500
       1,000         Premier Bancshares, Inc.................................................               19,625
       6,100         Professional Bancorp, Inc.*.............................................               91,500
      26,000         Ramapo Financial Corp...................................................              243,750
       5,500         Redwood Empire Bancorp*.................................................               89,375
       7,000         Republic Security Financial Corp........................................               66,937
       2,000         Royal Bancshares of Pennsylvania, Inc., Class A.........................               34,000
       3,000         Royal Bank Canada Montreal, ADR.........................................              161,063
       1,000         SJNB Financial Corp.....................................................               40,000
       1,000         Seacoast Banking Corp., Class A.........................................               33,000
       3,200         Sterling Bancorp........................................................               70,600
       1,000         Sterling Bancshares, Inc................................................               19,500
       1,000         Summit Bancshares, Inc..................................................               37,000
      27,400         Surety Capital Corp.*...................................................              188,375
       3,870         Susquehanna Bancshares, Inc.............................................              117,551
       3,000         Texas Regional Bancshares, Class A......................................               85,500
       2,500         Trans Financial, Inc....................................................               80,000
       1,510         U.S. Bancorp............................................................              153,548
       6,000         USBancorp, Inc..........................................................              390,000
       8,400         Union Bankshares, Ltd.*.................................................              208,950
       5,000         Vectra Banking Corp.*...................................................              130,625
       2,000         Wainwright Bank & Trust Co..............................................               21,000
       3,300         Westernbank Puerto Rico.................................................               56,925
                                                                                                            ------
                                                                                                         6,127,579
                                                                                                         ---------
                     Brokerage Services: 15.0%
       9,200         A.G. Edwards, Inc.......................................................              301,875
      14,050         Bear Stearns Companies, Inc.............................................              557,609
       5,400         Donaldson, Lufkin & Jenrette, Inc.**....................................              379,350
       3,000         Fahnestock Viner Holdings, Inc., Class A................................               57,187
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Brokerage Services, continued
       1,333         Legg Mason, Inc.........................................................             $ 65,400
       7,200         Lehman Brothers Holdings, Inc.**........................................              338,850
       9,700         Paine Webber Group, Inc.................................................              428,619
       9,450         Raymond James Financial, Inc............................................              283,500
       5,400         Southwest Securities Group, Inc.........................................              120,150
                                                                                                           -------
                                                                                                         2,532,540
                                                                                                         ---------
                     Computers: 0.3%
      14,000         Dense-Pac Microsystems, Inc.............................................               50,750
                                                                                                            ------

                     Financial Services: 3.5%
       1,000         Amresco, Inc.*..........................................................               31,375
       5,800         John Hancock Bank and Thrift Opportunity................................              246,863
       1,000         PacificAmerica Money Center, Inc.*......................................               26,500
      11,000         Pilgrim American Bank and Thrift Fund...................................              269,060
       1,000         Southern Pacific Funding Corp...........................................               13,125
                                                                                                            ------
                                                                                                           586,923
                                                                                                           -------
                     Gaming: 0.5%
       6,000         Grand Casinos, Inc......................................................               80,625
                                                                                                            ------

                     Insurance: 4.3%
       5,000         EMC Insurance Group, Inc................................................               70,000
       5,300         Harleysville Group, Inc.................................................              135,150
       2,400         Mid Ocean Ltd., ADR.....................................................              155,700
       2,000         Reliance Group Holdings, Inc............................................               25,250
       1,700         Selective Insurance Group, Inc..........................................               92,012
       3,600         Travelers Group, Inc....................................................              252,000
                                                                                                           -------
                                                                                                           730,112
                                                                                                           -------
                     Manufacturing - Household Furniture: 0.1%
       1,000         Furniture Brands International, Inc.*...................................               16,750
                                                                                                            ------

                     Medical - Hospitals: 0.1%
       1,000         Horizon Health Corp.....................................................               23,375
                                                                                                            ------

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Office Supplies: 0.4%
       2,000         US Office Products Company*.............................................             $ 62,500
                                                                                                          --------

                     Oil: 0.2%
       2,000         Edge Petroleum Corp.*...................................................               29,250
                                                                                                            ------

                     Restaurants: 1.9%
       4,000         Apple South, Inc........................................................               74,500
       5,000         Lone Star Steakhouse and Saloon, Inc.*..................................              115,625
       5,000         Outback Steakhouse, Inc.*...............................................              135,312
                                                                                                           -------
                                                                                                           325,437
                                                                                                           -------

                     Shipping Containers: 0.5%5
       3,000         Sea Containers Ltd., Class A............................................               85,313
                                                                                                            ------

                     Thrift and Savings / Savings Banks: 35.6%
         700         Abington Bancorp, Inc...................................................               24,850
      19,400         Access Anytime Bancorp, Inc.*...........................................              169,750
       3,000         Alabama National Bancorporation.........................................               71,062
       3,400         Alliance Bancorp of New England, Inc....................................               58,225
       3,800         American Bank of Connecticut-Waterbury..................................              169,100
       4,200         Andover Bancorp, Inc....................................................              154,350
         375         Astoria Financial Corp..................................................               19,594
       8,735         Bank Plus Corp.*........................................................              104,820
       1,000         Bank United Corp........................................................               42,000
       5,125         Bankatlantic Bancorp, Inc., Class A.....................................               70,469
      16,000         Bankatlantic Bancorp, Inc., Class B.....................................              222,000
       6,000         Bankunited Financial Corp., Class A*....................................               78,750
       5,000         Bayonne Bancshares, Inc.................................................               63,750
       3,000         Bostonfed Bancorp, Inc..................................................               61,500
       1,100         Cal Fed Bancorp, Inc.*..................................................               24,475
       2,000         Carver Bancorp, Inc.....................................................               25,500
       1,000         Cenfed Financial Corp...................................................               40,375
       1,000         Classic Bancshares, Inc.................................................               15,000
       2,000         Coastal Bancorp, Inc....................................................               56,250
       1,000         Commerce Bancorp, Inc...................................................               39,375
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
-----------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
       2,000         Community Savings Bancshares, Inc.......................................             $ 73,000
       5,000         D & N Financial Corp.*..................................................              125,625
       6,700         Dime Bancorp, Inc.......................................................              160,800
       6,700         Dime Financial Corp.....................................................              204,350
       2,000         Eagle Financial Corp....................................................              100,500
       1,000         Fed One Bancorp, Inc....................................................               24,625
       1,000         Fidelity Bancshares, Inc................................................               28,250
       3,000         Fidelity Federal Bancorp................................................               30,000
       1,000         First Bell Bancorp, Inc.................................................               17,500
       3,000         First Colorado Bancorp, Inc.............................................               61,125
       6,000         First Essex Bancorp, Inc................................................              120,000
       1,200         First Georgia Holding, Inc..............................................                9,750
       2,700         First Palm Beach Bancorp, Inc...........................................              103,950
       3,000         First State Bancorporation..............................................               55,875
       7,000         First United Bancorp....................................................              154,000
       1,900         FirstFed America Bancorp, Inc.*.........................................               38,950
       1,000         FirstFed Financial Bancshares*..........................................               35,000
       2,000         Golden State Bancorp, Inc...............................................               66,500
       2,000         Hawthorne Financial Corp................................................               37,000
       4,000         Horizon Financial Corp..................................................               65,500
       2,000         Ipswich Savings Bank....................................................               23,500
      24,000         Lawrence Savings Bank*..................................................              333,000
       1,000         Long Island Bancorp, Inc................................................               44,500
      27,000         MetroWest Bank..........................................................              219,375
       3,000         Norwich Financial Corp..................................................               85,688
       1,100         Ottawa Financial Corp., ADR.............................................               29,838
       2,750         Pacific Crest Capital, Inc.*............................................               45,375
       3,000         Pennfed Financial Services, Inc.........................................               90,000
       7,500         People's Bank, Bridgeport, Connecticut..................................              245,625
       4,645         Peoples Bancshares, Inc.................................................               89,416
       1,000         Peoples Heritage Financial Group, Inc...................................               39,375
      18,000         Poughkeepsie Financial Corp.............................................              178,875
       1,000         Pulaski Savings Bank....................................................               18,500
       1,000         RedFed Bancorp, Inc.*...................................................               19,375
       1,000         Reliance Bancorp, Inc...................................................               32,250
       1,000         Reliance Bancshares, Inc.*..............................................                8,250
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
      24,000         Somerset Bank*..........................................................            $ 120,000
       5,000         Sovereign Bancorp, Inc..................................................               88,750
       1,000         Statewide Financial Corp................................................               21,500
       6,400         T.R. Financial Corp.....................................................              209,600
         500         USABancShares, Inc.*....................................................                4,187
      11,500         WSFS Financial Corp.*...................................................              207,000
       6,000         Warren Bancorp, Inc.....................................................              121,500
       6,340         Washington Federal, Inc.................................................              187,030
       3,500         Webster City Federal Savings Bank.......................................               73,937
       5,850         Webster Financial Corp., Waterbury, Connecticut.........................              360,506
       5,500         Westcorp................................................................              102,094
                                                                                                           -------
                                                                                                         6,022,541
                                                                                                         ---------
                     Transportation - Marine: 0.4%
       2,000         Hvide Marine, Inc., Class A*............................................               66,000
                                                                                                            ------

                     Total Common Stocks (cost $13,739,924)..................................           16,835,445
                                               -----------                                              ----------

Principal Amount     REPURCHASE AGREEMENT: 3.2%
------------------------------------------------------------------------------------------------------------------------------------
    $537,000         Star Bank Repurchase Agreement, 5.00%, dated 10/31/1997, due
                     11/3/1997, collateralized by $535,000 GNMA, 6.50%, due 2/20/2024
                     (value of collateral $548,375) (cost $537,000)..........................              537,000
                                                                                                           -------

                     Total Investments in Securities (cost $14,276,924+): 102.8% ............           17,372,445

                     CALL OPTIONS WRITTEN: 0.1%
------------------------------------------------------------------------------------------------------------------------------------
     Contracts       Common Stock / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------

          20         Bankers Trust New York Corp. / January / 125.00.........................               (9,625)
          20         Donaldson, Lufkin & Jenrette, Inc. / January / 75.00....................               (9,125)
          20         Lehman Brothers Holdings, Inc. / January / 50.00........................               (5,125)
                                                                                                            ------

                     Total Call Options Written (proceeds $29,640)...........................              (23,875)
                                                                                                           -------

                     Liabilities in excess of Other Assets: (2.7%)...........................             (455,278)
                                                                                                          --------
                     Total Net Assets: 100.0% ...............................................          $16,893,292
                                                                                                       ===========
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at October 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

**Security subject to call option.

+ At October 31, 1997, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities and options were as follows:

                     Gross unrealized appreciation...........................................          $ 3,154,428
                     Gross unrealized depreciation...........................................              (53,142)
                                                                                                           -------
                               Net unrealized appreciation...................................          $ 3,101,286
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF ASSETS AND LIABILITIES at October 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $14,276,924) ................................          $17,372,445
      Cash...................................................................................                  510
      Receivables:
            Securities sold..................................................................              308,836
            Dividends and interest ..........................................................               11,942
            Fund shares sold.................................................................               50,661
      Prepaid expenses.......................................................................                  603
                                                                                                               ---
                  Total assets ..............................................................           17,744,997
                                                                                                        ----------

LIABILITIES
      Options written, at value (proceeds $29,640)...........................................               23,875
      Payables:
            Administration fee...............................................................                1,439
            Advisory fee.....................................................................               24,288
            Distribution fees................................................................                3,483
            Securities purchased.............................................................              798,201
      Accrued expenses.......................................................................                  419
                                                                                                               ---
                  Total liabilities..........................................................              851,705
                                                                                                           -------

NET ASSETS                                                                                             $16,893,292
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($16,893,292/1,009,638 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $16.73
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $12,795,639
      Accumulated net investment loss........................................................              (42,268)
      Undistributed net realized gain on investments.........................................            1,038,635
      Net unrealized appreciation on investments.............................................            3,101,286
                                                                                                         ---------
            Net assets ......................................................................          $16,893,292
                                                                                                       ===========





See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF OPERATIONS - For the Six Months Ended October 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest.........................................................................              $ 5,665
            Dividends........................................................................               97,819
                                                                                                            ------
                  Total income...............................................................              103,484
                                                                                                           -------

      Expenses
            Advisory fees....................................................................               58,297
            Custodian and accounting fees....................................................               15,124
            Distribution costs...............................................................               14,574
            Administration fee...............................................................               14,156
            Registration fees................................................................                8,317
            Audit fees.......................................................................                6,302
            Transfer agent fees..............................................................                5,294
            Reports to shareholders..........................................................                1,513
            Trustee fees.....................................................................                1,513
            Legal fees.......................................................................                1,512
            Miscellaneous....................................................................                1,512
                                                                                                             -----
                  Total expenses.............................................................              128,114
                  Add: reimbursement to Advisor..............................................               17,638
                                                                                                            ------
                  Net expenses...............................................................              145,752
                                                                                                           -------
                        Net investment loss .................................................              (42,268)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain (loss) from:
                  Security transactions......................................................              797,880
                  Option transactions........................................................             (210,837)
                                                                                                          --------
                        Net realized gain....................................................              587,713
            Net change in unrealized appreciation on investments.............................            2,450,837
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................            3,038,550
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................          $ 2,996,282
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Six Months          May 22, 1996*
                                                                                Ended               through
                                                                          October 31, 1997#     April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income............................................        $ (42,268)           $ 15,609
Net realized gain from security transactions............................          587,713             462,927
Net change in unrealized appreciation on investments....................        2,450,837             650,449
                                                                                ---------             -------
      Net increase in net assets resulting from operations .............        2,996,282           1,128,985
                                                                                ---------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...................................................              -0-             (27,614)
                                                                                       -              -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a)...............................................        6,316,759           6,478,880
                                                                                ---------           ---------
      Total increase in net assets .....................................        9,313,041           7,580,251

NET ASSETS
Beginning of period.....................................................        7,580,251                 -0-
                                                                                ---------                  -
End of period ..........................................................      $16,893,292          $7,580,251
                                                                              ===========          ==========

(a) A summary of capital shares transactions is as follows:
                                                               Six Months                     May 22, 1996*
                                                                  Ended                          through
                                                            October 31, 1997#                April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                        Shares          Value             Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold................................       409,966       $6,345,652          599,647      $6,455,398
      Shares issued in reinvestment
         of distribution.........................           -0-              -0-            2,330          27,614
      Shares redeemed............................        (1,963)         (28,893)            (342)         (4,132)
                                                         ------          -------             ----          ------
      Net increase...............................       408,003       $6,316,759          601,635      $6,478,880
                                                        =======       ==========          =======      ==========

*Commencement of operations.

#Unaudited.

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months          May 22, 1996*
                                                                                   Ended               through
                                                                             October 31, 1997#     April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................           $12.60               $10.00
Income from investment operations:
      Net investment (loss) income.....................................             (.04)                 .04
      Net realized and unrealized gain on investments..................             4.17                 2.62
                                                                                    ----                 ----
Total from investment operations.......................................             4.13                 2.66
                                                                                    ----                 ----

Less distributions:
      From net investment income.......................................             0.00                 (.06)
                                                                                    ----                 ----

Net asset value, end of period.........................................           $16.73               $12.60
                                                                                  ======               ======

Total return...........................................................            32.78%               26.67%

Ratios/supplemental data:
Net assets, end of period (millions)...................................            $ 16.9               $ 7.6

Ratio of expenses to average net assets:
      Before expense reimbursement.....................................             2.19%+               3.14%+
      After expense reimbursement......................................             2.49%+               2.49%+

Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement.....................................            (0.42%)+             (0.33%)+
      After expense reimbursement......................................            (0.72%)+              0.33%+

Portfolio turnover rate................................................            58.86%               97.84%

Average commission rate paid per share.................................           $.0476               $.0464

*Commencement of operations.

+Annualized.

#Unaudited.

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

NOTES TO FINANCIAL STATEMENTS at October 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on May 22, 1996. The primary investment objective of the Fund is capital appreciation. The secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the six months ended October 31, 1997, Titan Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended October 31, 1997, the Fund incurred $58,297 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average

                          Titan Financial Services Fund

--------------------------------------------------------------------------------
net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended October 31, 1997, the Advisor recouped $21,060 of such expenses it had previously reimbursed to the Fund.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15  million -    $30,000
      $15 to $50  million -   0.20% of  average  net assets
      $50 to $100  million -  0.15% of average  net  assets
      $100 to $150 million -  0.10% of average net assets
      Over $150 million -     0.05% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended October 31, 1997, the Fund paid fees of $14,574 to the Advisor.

                          Titan Financial Services Fund

--------------------------------------------------------------------------------
NOTE 5 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended October 31, 1997, were $13,450,654 and $6,459,832, respectively.

      Call option transactions during the six months ended October 31, 1997 are summarized as follows:

      Contracts                                                                                          Amount
      ---------                                                                                          ------
         448         Options outstanding, beginning of period................................          $ (108,408)
         557         Options written.........................................................              245,960
        (848)        Options closed       ...................................................             (187,327)
         (89)        Options exercised.......................................................               18,134
          (8)        Purchased options expired...............................................                2,001
          ---                                                                                                -----
          60         Options outstanding at October 31, 1997.................................              (29,640)
         ====
                     Unrealized appreciation at October 31, 1997.............................                5,765
                                                                                                             -----
                     Market value of options at October 31, 1997.............................            $ (23,875)
                                                                                                         =========

                                     Advisor

                         Titan Investment Advisors, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 282-2340

                              Independent Auditors

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              Counsel to the Trust

                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104




      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.